Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Property, Plant and Equipment, Net
Note 11. Property, Plant and Equipment, Net

Cost	Land		Buildings		Machinery and Equipment		Refrigeration Equipment		Returnable Bottles		Investments in Fixed Assets in Progress		Leasehold Improvements		Other		Total
Cost as of January 1, 2017	Ps.	9,182	Ps.	24,541	Ps.	70,367	Ps.	16,978	Ps.	15,943	Ps.	6,978	Ps.	17,368	Ps.	2,086	Ps.	163,443
Additions		465		1,474		6,150		389		3,201		8,878		57		224		20,838
Additions from business acquisitions		5,115		1,634		5,988		482		3,324		821		145		—		17,509
Transfer of completed projects in progress		6		676		3,073		1,967		558		(8,572)		2,295		(3)		—
Transfer (to)/from assets classified as held for sale		—		—		(42)		—		—		—		—		(58)		(100)
Disposals		(144)		(588)		(3,147)		(800)		(193)		—		(352)		(12)		(5,236)
Effects of changes in foreign exchange rates		(1,018)		(1,964)		(2,817)		(1,523)		(1,216)		(720)		153		(1,201)		(10,306)
Changes in value on the recognition of inflation effects		527		1,016		2,030		689		(2)		226		—		638		5,124
Venezuela deconsolidation effect (see Note 3.3)		(544)		(817)		(1,300)		(717)		(83)		(221)		—		(646)		(4,328)

Cost as of December 31, 2017	Ps.	13,589	Ps.	25,972	Ps.	80,302	Ps.	17,465	Ps.	21,532	Ps.	7,390	Ps.	19,666	Ps.	1,028	Ps.	186,944

Cost	Land		Buildings		Machinery and Equipment		Refrigeration Equipment		Returnable Bottles		Investments in Fixed Assets in Progress		Leasehold Improvements		Other		Total
Cost as of January 1, 2018	Ps.	13,589	Ps.	25,972	Ps.	80,302	Ps.	17,465	Ps.	21,532	Ps.	7,390	Ps.	19,666	Ps.	1,028	Ps.	186,944
Additions		334		877		6,926		644		2,888		6,482		3,322		111		21,584
Additions from business acquisitions		25		451		4,128		537		393		290		2		41		5,867
Transfer of completed projects in progress		526		567		2,193		1,711		3		(4,927)		(93)		20		—
Transfer (to)/from assets classified as held for sale		—		—		(127)		—		—		—		—		—		(127)
Disposals		(93)		(152)		(4,623)		(614)		(312)		(633)		(748)		(21)		(7,196)
Philippines disposal		(4,654)		(2,371)		(11,621)		(2,415)		(10,116)		(489)		(236)		—		(31,902)
Effects of changes in foreign exchange rates		(401)		(1,079)		(3,526)		(759)		(251)		(330)		(354)		(293)		(6,993)
Effects on the recognition of inflation effects		242		816		2,552		465		612		66		–		9		4,762

Cost as of December 31, 2018	Ps.	9,568	Ps.	25,081	Ps.	76,204	Ps.	17,034	Ps.	14,749	Ps.	7,849	Ps.	21,559	Ps.	895	Ps.	172,939

Cost	Land		Buildings		Machinery and Equipment		Refrigeration Equipment		Returnable Bottles		Investments in Fixed Assets in Progress		Leasehold Improvements		Other		Total
Cost as of January 1, 2019	Ps.	9,568	Ps.	25,081	Ps.	76,204	Ps.	17,034	Ps.	14,749	Ps.	7,849	Ps.	21,559	Ps.	895	Ps.	172,939
Additions		309		1,134		6,826		636		2,581		8,421		2,907		112		22,926
Additions from business acquisitions		146		806		686		—		—		—		466		—		2,104
Changes in the fair value of past acquisitions		142		227		50		(13)		—		—		7		(8)		405
Transfer of completed projects in progress		(253)		581		3,694		1,396		359		(6,284)		496		11		—
Transfer (to)/from assets classified as held for sale		—		—		(410)		—		—		—		—		(49)		(459)
Disposals		(15)		(254)		(3,195)		(1,032)		(1,056)		(33)		(170)		(38)		(5,793)
Effects of changes in foreign exchange rates		(329)		(1,147)		(2,463)		(961)		(833)		(370)		26		(130)		(6,207)
Effects on the recognition of inflation effects		114		366		1,254		241		352		18		—		—		2,345

Cost as of December 31, 2019	Ps.	9,682	Ps.	26,794	Ps.	82,646	Ps.	17,301	Ps.	16,152	Ps.	9,601	Ps.	25,291	Ps.	793	Ps.	188,260

Accumulated Depreciation	Land		Buildings		Machinery and Equipment		Refrigeration Equipment		Returnable Bottles		Investments in Fixed Assets in Progress		Leasehold Improvements		Other		Total
Accumulated Depreciation as of January 1, 2017	Ps.	—	Ps.	(5,553)	Ps.	(30,263)	Ps.	(8,723)	Ps.	(10,266)	Ps.	—	Ps.	(5,556)	Ps.	(859)	Ps.	(61,220)
Depreciation for the year		—		(887)		(6,928)		(2,186)		(3,365)		—		(1,562)		(685)		(15,613)
Transfer to/(from) assets classified as held for sale		—		44		7		–		—		—		—		—		51
Disposals		—		40		3,125		683		103		—		300		5		4,256
Effects of changes in foreign exchange rates		—		518		437		1,157		93		—		(138)		940		3,007
Venezuela deconsolidation effect		—		481		1,186		626		56		—		—		335		2,684
Venezuela impairment		—		(257)		(841)		—		—		—		—		—		(1,098)
Changes in value on the recognition of inflation effects		—		(437)		(1,031)		(553)		(44)		—		—		(234)		(2,299)

Accumulated Depreciation as of December 31, 2017	Ps.	—	Ps.	(6,051)	Ps.	(34,308)	Ps.	(8,996)	Ps.	(13,423)	Ps.	—	Ps.	(6,956)	Ps.	(498)	Ps.	(70,232)

Accumulated Depreciation	Land		Buildings		Machinery and Equipment		Refrigeration Equipment		Returnable Bottles		Investments in Fixed Assets in Progress		Leasehold Improvements		Other		Total
Accumulated Depreciation as of January 1, 2018	Ps.	—	Ps.	(6,051)	Ps.	(34,308)	Ps.	(8,996)	Ps.	(13,423)	Ps.	—	Ps.	(6,956)	Ps.	(498)	Ps.	(70,232)
Depreciation for the year		—		(786)		(7,437)		(1,752)		(2,827)		—		(1,763)		(133)		(14,698)
Transfer to/(from) assets classified as held for sale		—		—		78		—		—		—		—		—		78
Disposals		—		69		4,970		579		204		—		571		—		6,393
Philippines disposal		—		700		6,125		2,083		7,225		—		77		—		16,210
Effects of changes in foreign exchange rates		—		112		404		250		631		—		141		143		1,681
Changes in value on the recognition of inflation effects		—		(223)		(2,692)		(338)		(516)		—		—		—		(3,769)

Accumulated Depreciation as of December 31, 2018	Ps.	—	Ps.	(6,179)	Ps.	(32,860)	Ps.	(8,174)	Ps.	(8,706)	Ps.	—	Ps.	(7,930)	Ps.	(488)	Ps.	(64,337)

Accumulated Depreciation	Land		Buildings		Machinery and Equipment		Refrigeration Equipment		Returnable Bottles		Investments in Fixed Assets in Progress		Leasehold Improvements		Other		Total
Accumulated Depreciation as of January 1, 2019	Ps.	—	Ps.	(6,179)	Ps.	(32,860)	Ps.	(8,174)	Ps.	(8,706)	Ps.	—	Ps.	(7,930)	Ps.	(488)	Ps.	(64,337)
Depreciation for the year		—		(937)		(7,862)		(1,862)		(2,734)		—		(1,985)		(88)		(15,468)
Transfer to/(from) assets classified as held for sale		—		—		262		—		—		—		—		—		262
Disposals		—		46		1,967		966		1,079		—		115		31		4,204
Effects of changes in foreign exchange rates		—		264		1,249		583		572		—		64		63		2,795
Changes in value on the recognition of inflation effects		—		(92)		(629)		(164)		(302)		—		(2)		(14)		(1,203)

Accumulated Depreciation as of December 31, 2019	Ps.	—	Ps.	(6,898)	Ps.	(37,873)	Ps.	(8,651)	Ps.	(10,091)	Ps.	—	Ps.	(9,738)	Ps.	(496)	Ps.	(73,747)

Carrying Amount	Land		Buildings		Machinery and Equipment		Refrigeration Equipment		Returnable Bottles		Investments in Fixed Assets in Progress		Leasehold Improvements		Other		Total
As of December 31, 2017	Ps.	13,589	Ps.	19,921	Ps.	45,994	Ps.	8,469	Ps.	8,109	Ps.	7,390	Ps.	12,710	Ps.	530	Ps.	116,712

As of December 31, 2018	Ps.	9,568	Ps.	18,902	Ps.	43,344	Ps.	8,860	Ps.	6,043	Ps.	7,849	Ps.	13,629		Ps. 407	Ps.	108,602

As of December 31, 2019	Ps.	9,682	Ps.	19,896	Ps.	44,773	Ps.	8,650	Ps.	6,061	Ps.	9,601	Ps.	15,553	Ps.	297	Ps.	114,513

For the years ended December 31, 2019, 2018 and 2017, the Company did not recognize any capitalization of borrowing costs.